Intangible Assets, net - Schedule of Finite-Lived Intangible Assets (Details) $ in Thousands	7 Months Ended
Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 91,500
Accumulated amortization	(1,002)
Net carrying amount	90,498
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	68,800
Accumulated amortization	(610)
Net carrying amount	$ 68,190
Weighted average useful life in years	20 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 22,700
Accumulated amortization	(392)
Net carrying amount	$ 22,308
Weighted average useful life in years	7 years